Borrowings - Schedule of Borrowings (Detail) R in Millions, $ in Millions, $ in Millions			1 Months Ended			12 Months Ended
	Jul. 25, 2019 USD ($) tranche	May 09, 2019 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	May 27, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 ZAR (R)	Sep. 27, 2021 USD ($)	Apr. 15, 2021 USD ($)	Nov. 23, 2020 AUD ($)	Nov. 19, 2020 AUD ($)	Dec. 31, 2019 USD ($)	May 24, 2019
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 1,200.0
Borrowings						1,078.1	$ 1,526.9
Current borrowings						0.0	(83.5)
Non-current borrowings						1,078.1	1,443.4
Total proceeds from issue of notes and debentures		$ 1,000.0
Average borrowings interest rate		5.625%
Term loan and revolving credit facility	$ 1,290.0
Revolving credit facility | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities	$ 1,200.0
Number of tranches of borrowings | tranche	2
Borrowings extension term, exercised				1 year
Revolving credit facility | Gold Fields Ghana Holdings | – within one year
Disclosure of detailed information about borrowings [line items]
Borrowings extension term, exercised			1 year
Revolving credit facility | Gold Fields Ghana Holdings | – later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Borrowings extension term, exercised			2 years
the 2020 notes
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						1,000.0
Borrowings					$ 250.0	$ 0.0	0.0
Nominal Interest rate						4.875%			4.875%	4.875%
Purchase of notes, amount						$ 147.6
Purchase price per US$1,000							880.0
Profit (loss) on buy back of notes					$ (5.0)			$ 17.7
Percentage at shares repurchased					102.00%											101.73%
the 5-year notes
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 500.0	$ 500.0
Borrowings maturity, term						5 years	5 years
Borrowings						$ 497.9	$ 497.0
Nominal Interest rate						5.125%			5.125%	5.125%
the 10-year notes
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 500.0	$ 500.0
Borrowings maturity, term						10 years	10 years
Borrowings						$ 496.7	$ 496.4
Nominal Interest rate						6.125%			6.125%	6.125%
US$150 million revolving senior secured credit facility - old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 150.0
Borrowings						$ 0.0	83.5
Nominal Interest rate						2.80%			2.80%	2.80%
Commitment fee						0.50%			0.50%	0.50%
US$150 million revolving senior secured credit facility - old | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings												$ 150.0
US$150 million revolving senior secured credit facility - new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 150.0
Borrowings						$ 83.5	0.0
Nominal Interest rate						1.40%			1.40%	1.40%
Commitment fee						0.50%			0.50%	0.50%
US$150 million revolving senior secured credit facility - new | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings												$ 150.0
US$100 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 100.0
Borrowings						$ 0.0	0.0
Nominal Interest rate						2.75%			2.75%	2.75%
Commitment fee						0.90%			0.90%	0.90%
US$100 million revolving credit facility | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings											$ 100.0
AU $ 500 million syndicated revolving credit facility - old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings									$ 500
Borrowings						$ 0.0	0.0
Nominal Interest rate						2.175%			2.175%	2.175%
Commitment fee						0.87%			0.87%	0.87%
AU $ 500 million syndicated revolving credit facility - old | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings														$ 500
AU $ 500 million syndicated revolving credit facility - new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings									$ 500
Borrowings						$ 0.0	200.0
Nominal Interest rate						2.20%			2.20%	2.20%
Commitment fee						0.88%			0.88%	0.88%
AU $ 500 million syndicated revolving credit facility - new | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings									$ 500				$ 500
US$ 1200 million revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 1,200.0
Borrowings						0.0	250.0								$ 0.0
US$ 1200 million revolving credit facilities | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 1,200.0	$ 1,200.0
US$ 1200 million revolving credit facilities | Revolving credit facility | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			1,055.0	870.0
US$ 1200 million revolving credit facilities | Revolving credit facility | Gold Fields Ghana Holdings | – within one year
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			960.0
US$ 1200 million revolving credit facilities | Revolving credit facility | Gold Fields Ghana Holdings | – later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			95.0
Facility A
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 600.0
Borrowings maturity, term						3 years
Borrowings						$ 0.0	250.0
Nominal Interest rate						1.45%			1.45%	1.45%
Commitment fee						0.51%			0.51%	0.51%
Facility A | Revolving credit facility | Gold Fields Ghana Holdings | – within one year
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			600.0	600.0
Facility A | Revolving credit facility | Gold Fields Ghana Holdings | – later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				435.0
Facility A | Revolving credit facility | Gold Fields Ghana Holdings | Later than 1 year and not later than 3 years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			550.0
Facility B
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 600.0
Borrowings maturity, term						5 years
Borrowings						$ 0.0	0.0
Nominal Interest rate						1.70%			1.70%	1.70%
Commitment fee						0.60%			0.60%	0.60%
Facility B | Revolving credit facility | Gold Fields Ghana Holdings | – later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				600.0
Facility B | Revolving credit facility | Gold Fields Ghana Holdings | Later than 1 year and not later than 3 years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			600.0
Facility B | Revolving credit facility | Gold Fields Ghana Holdings | – later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 435.0
Facility B | Revolving credit facility | Gold Fields Ghana Holdings | – later than three years and not later than five years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 505.0
R 1,500 million Nedbank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R										R 1,500
Borrowings						$ 0.0	0.0
Nominal Interest rate						2.80%			2.80%	2.80%
Commitment fee						0.90%			0.90%	0.90%
R 500 million Merchant Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R										R 500
Borrowings						$ 0.0	0.0
Nominal Interest rate						2.15%			2.15%	2.15%
Commitment fee						0.71%			0.71%	0.71%
R 500 million Absa Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R										R 500
Borrowings						$ 0.0	0.0
Nominal Interest rate						2.20%			2.20%	2.20%
Commitment fee						0.77%			0.77%	0.77%
Short-term Rand uncommitted credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 0.0	0.0
Us Five Hundred Million Five Year Notes
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						500.0
Nominal Interest rate		5.125%
Unamortized transaction costs						2.1	3.0
US$500 million 10-year notes issue (the 10-year notes)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						500.0
Nominal Interest rate		6.125%
Unamortized transaction costs						$ 3.3	$ 3.6
3 year revolving credit facility | Revolving credit facility | Gold Fields Ghana Holdings | Tranche 1
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	3 years
Remaining borrowings	$ 600.0
Extension term	2 years
5 year revolving credit facility | Revolving credit facility | Gold Fields Ghana Holdings | Tranche 2
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	5 years
Extension term	2 years
Current borrowings	$ 600.0
US$1,290 million term loan and revolving credit facilities | Revolving credit facility | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		$ 1,290.0